Income Taxes - Reconciliation Between Statutory Federal Income Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
U.S. Federal statutory tax rate	21.00%	21.00%
State taxes	5.90%	6.30%
Research credit	0.40%	0.70%
Orphan drug credit	4.10%	4.10%
Stock-based compensation	(5.10%)	2.30%
Executive compensation	(1.20%)	(0.10%)
Other	(0.40%)	(3.50%)
Change in valuation allowance	(24.70%)	(30.80%)